Investments in Available-For-Sale Securities (Tables)	6 Months Ended
Jun. 30, 2015
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-For-Sale-Securities

(in thousands of $)	June 30, 2015	December 31, 2014
Golar Partners	40,485	275,307